Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Foreign currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)
USD | Cash and cash equivalents
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | $		$ 113,664				$ 58,174
USD | Trade and other payables and provision
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | $		27,979				59,568
USD | Trade And Other Receivables
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | $						206
USD | Monetary Assets In Foreign Currency
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | $		$ 113,664				$ 58,380
CHF | Trade And Other Payables Two
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | SFr				SFr 13
EUR | Cash and cash equivalents
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency	€ 106,566				€ 51,363
EUR | Trade and other payables and provision
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency	26,232				52,594
EUR | Trade And Other Receivables
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency					182
EUR | Monetary Assets In Foreign Currency
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency	106,566				51,545
EUR | Monetary Liabilities In Foreign Currency
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency	26,332				52,613
EUR | Trade And Other Payables One
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency	87
EUR | Trade And Other Payables Two
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency	€ 13				€ 19		SFr 20
GBP | Trade And Other Payables One
Disclosure of financial instruments and management of financial risks
Exposure in (foreign) currency | £			£ 77